Long-Term Debt and Line of Credit - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Aug. 26, 2017 USD ($)
Debt Instrument [Line Items]
Total debt	$ 200,000
Barclays Bank PLC and Other Parties | Line of Credit | New Credit Facilities
Debt Instrument [Line Items]
2018	1,500
2019	2,000
2020	2,000
2021	2,000
2022	2,000
Thereafter	190,500
Total debt	$ 200,000